Preferred Stock and Common Stock (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 19, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Nov. 17, 2023	Nov. 11, 2023	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023		Nov. 01, 2023
Class of Stock [Line Items]
Reverse stock split	reverse stock split of the Company’s Common Stock at a ratio of 1-for-3 effective that day. Each share of Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series B-3 Preferred Stock, Series CF-1 Preferred Stock, and Series CF-2 Preferred Stock, each of which converts on a 1:1 basis into Common Stock, has been proportionally adjusted to reflect the 1-for-3 reverse stock split, such that the 1:1 conversion ratio with Common Stock is maintained.					reverse stock split by which every 28.40643 shares			28.40643-for 1 reverse split
Common stock, issued		3,164,758		2,963,695		1	2,963,695	3,164,758	2,963,695		2,923,915
Common stock, outstanding		3,164,758		2,963,695		1	2,963,695	3,164,758	2,963,695		2,923,915
Stock issued, value								$ 433,000	$ 3,000,000		$ 3,006,000
Stock issued, price per share				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized		150,000,000		88,400,879			88,400,879	150,000,000	88,400,879		74,999,971
Preferred stock, shares issued				26,560,564			26,560,564		26,560,564		22,459,576
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares									2,050,895		2,051,575
Stock issued, value										[1]		[1]
Preferred stock, shares issued		28,465,745		26,560,266			26,560,266	28,465,745	26,560,266
Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Class of warrants or right outstanding		1,333,335						1,333,335
Warrants or right outstanding		$ 3,000,000						$ 3,000,000
Warrants exercisable price		$ 3.2475						$ 3.2475
Warrants expiration dates description								333,334 warrants have an expiration date of eight (8) months, 333,334 warrants have an expiration date of sixteen (16) months, and 666,667 warrants have an expiration date of two (2) years from the issuance date
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares				1,405,569	2,051,574		2,050,897		2,050,897
Stock issued, value					$ 3,006,000		$ 3,000,000		$ 3,000,000
Price per share				$ 1.462533	$ 0.0001		$ 1.462533		$ 1.462533				$ 0.0001
Stock issued, price per share				1.4672533	$ 1.462533		1.4672533		1.4672533
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001
Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		25,356,256		25,356,256			25,356,256	25,356,256	25,356,256		25,364,831
Preferred stock, shares issued		8,452,086		8,204,944			8,204,944	8,452,086	8,204,944
Series B-1 Preferred Stock [Member] | Listing Agreement [Member]
Class of Stock [Line Items]
Stock issued, shares				644,226
Series CF Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, shares		2,411,364	957,102
Stock issued, value		$ 5,120,000	$ 2,031,000	$ 2,985,000
Price per share		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Stock issued, price per share		2.12343	$ 2.12343	$ 2.12343			$ 2.12343	$ 2.12343	$ 2.12343
Fee amount				$ 97,000			$ 97,000		$ 97,000
Fee rate				6.90%			6.90%		6.90%
Fundraising fees			$ 140,000
Series CF Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights								The holders of Series CF Preferred Stock are not entitled to any voting rights.
Preferred stock, shares authorized				14,128,084			14,128,084		14,128,084
Series CF Preferred Stock [Member] | Listing Agreement [Member]
Class of Stock [Line Items]
Stock issued, value				$ 1,368,000
Price per share				$ 0.0001			$ 0.0001		$ 0.0001
Stock issued, price per share				$ 2.12343			$ 2.12343		$ 2.12343
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights								The holders of Series B Preferred Stock are entitled to one vote for each share of Common stock on an as-converted basis and shall vote together, along with holders of other Preferred Stock entitled to vote thereon with the holders of Common Stock as a single class. The holders of the Series B Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		10.00						$ 10.00
Preferred stock voting rights								The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.
Stock convertible conversion price		2.0265						$ 2.0265
Series C Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Price per share		10.00						10.00
Preferred stock, par value		$ 0.0001						$ 0.0001
Issuance of Series C convertible preferred stock- net of issuance costs								329,671
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights								The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.
Preferred stock, shares authorized		10,000						10,000
Preferred stock, shares issued		10,000						10,000
Convertible Common Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Price per share		$ 2.0265						$ 2.0265

[1]	Represents less than $1